Note 16 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loss carry-forwards and other credits	$ 56,822	$ 70,952
Expenses not currently deductible	22,525	22,018
Stock-based compensation	474	210
Investments	17,303	15,470
Provision for doubtful accounts	4,990	3,601
Financing fees	376	267
Net unrealized foreign exchange	(399)
Net unrealized foreign exchange		3,097
Depreciation and amortization	(21,713)	(18,932)
Less: valuation allowance	(12,707)	(15,603)
Net deferred income tax asset	$ 67,671	$ 81,080